Shareholder Fees	Oct. 31, 2024
First Trust EIP Power Solutions ETF | First Trust EIP Power Solutions ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%